COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 08, 2017	Dec. 06, 2006
Rent Expense		$ 158,096	$ 63,978
Contract Settlement Amount						$ 11,164
Accrued Interest		463,900	313,035	$ 306,071	$ 38,199	$ 18,000
Accrued Interest Current		18,000
Accrued		11,164
Due To Related Party		$ 82,883	28,624
Issuance Of Common Stock		49,600
Prepaid Expenses With Common Shares		$ 0	$ 122,162
Short Term Operating Lease [Member]
Operating Lease, Monthly Payment		$ 1,800
Issuance Of Common Stock		5,333
Rent Payments, Monthly		$ 6,000
Prepaid Expenses With Common Shares		49,600
Leases On Office Space Per Month		5,000
Highland School [Member] | Short Term Lease Agreement [Member]
Lease Expiration Term	Oct. 31, 2020
Highland School [Member] | Short Term Lease Agreement [Member] | Maximum [Member]
Operating Lease, Monthly Payment	$ 2,900
Highland School [Member] | Short Term Lease Agreement [Member] | Minimum [Member]
Operating Lease, Monthly Payment	$ 2,800
California [Member]
Contract Settlement Amount		85,000
Legal Fees		3,000
Due To Related Party		28,786
Accrued Interest		$ 53,000